Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Income Tax Contingency [Line Items]
Beginning Balance	$ 14,572	$ 18,382	$ 19,155
Additions for tax positions of the current period	337	238	731
Additions for tax positions of prior periods	1,644	7,433
Reductions due to settlements		(5,980)
Reductions for tax positions of prior periods	(7,134)	(5,501)	(1,504)
Ending Balance	$ 9,419	$ 14,572	$ 18,382